HELD FOR SALE - Schedule Of Assets And Liabilities Classified As Held-For-Sale (Details) - USD ($) $ in Millions	Dec. 31, 2026	Jun. 30, 2026	Dec. 31, 2025
Assets
Accounts receivable and other		$ 33,199	$ 33,509
Equity accounted investments		87,682	79,881
Investment properties		84,239	85,613
Property, plant and equipment		164,923	165,992
Intangible assets		37,156	38,496
Goodwill		41,928	43,355
Deferred income tax assets		4,159	4,221
Assets classified as held for sale		15,394	12,780
Liabilities
Accounts payable and other		54,488	56,457
Non-recourse borrowings of managed entities		250,271	245,311
Deferred income tax liabilities		26,260	27,009
Liabilities associated with assets classified as held for sale		9,218	5,891
Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents		948
Accounts receivable and other		1,111
Equity accounted investments		531
Investment properties		5,358
Property, plant and equipment		7,206
Intangible assets		1
Goodwill		25
Other long-term assets		208
Deferred income tax assets		6
Assets classified as held for sale		15,394
Liabilities
Accounts payable and other		3,394
Non-recourse borrowings of managed entities		4,974
Deferred income tax liabilities		850
Liabilities associated with assets classified as held for sale		9,218
Real Estate1 [Member]
Assets
Property, plant and equipment		237	225
Real Estate1 [Member] | Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents		3
Accounts receivable and other		65
Equity accounted investments		0
Investment properties		1,144
Property, plant and equipment		0
Intangible assets		0
Goodwill		0
Other long-term assets		0
Deferred income tax assets		0
Assets classified as held for sale		1,212
Liabilities
Accounts payable and other		181
Non-recourse borrowings of managed entities		83
Deferred income tax liabilities		0
Liabilities associated with assets classified as held for sale		264
Private Equity and Other [Member] | Assets and liabilities classified as held for sale
Liabilities
Deferred income tax liabilities		0
Renewable Power | Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents		65
Accounts receivable and other		112
Equity accounted investments		394
Investment properties		0
Property, plant and equipment		4,256
Intangible assets		0
Goodwill		25
Other long-term assets		21
Deferred income tax assets		4
Assets classified as held for sale		4,877
Liabilities
Accounts payable and other		291
Non-recourse borrowings of managed entities		1,437
Deferred income tax liabilities		371
Liabilities associated with assets classified as held for sale		2,099
Private Equity | Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents		671
Accounts receivable and other		718
Equity accounted investments		134
Investment properties		0
Property, plant and equipment		2,592
Intangible assets		0
Goodwill		0
Other long-term assets		0
Deferred income tax assets		0
Assets classified as held for sale		4,115
Liabilities
Accounts payable and other		2,480
Non-recourse borrowings of managed entities	$ 1,173
Liabilities associated with assets classified as held for sale		3,653
Asset management
Assets
Property, plant and equipment		14,181	11,912
Asset management | Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents		201
Accounts receivable and other		206
Equity accounted investments		3
Investment properties		4,214
Property, plant and equipment		110
Intangible assets		1
Goodwill		0
Other long-term assets		187
Deferred income tax assets		0
Assets classified as held for sale		4,922
Liabilities
Accounts payable and other		374
Non-recourse borrowings of managed entities		2,281
Deferred income tax liabilities		474
Liabilities associated with assets classified as held for sale		3,129
Infrastructure
Assets
Property, plant and equipment		67,237	$ 68,440
Infrastructure | Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents		8
Accounts receivable and other		10
Equity accounted investments		0
Investment properties		0
Property, plant and equipment		248
Intangible assets		0
Goodwill		0
Other long-term assets		0
Deferred income tax assets		2
Assets classified as held for sale		268
Liabilities
Accounts payable and other		68
Non-recourse borrowings of managed entities	$ 0
Deferred income tax liabilities		5
Liabilities associated with assets classified as held for sale		$ 73